PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
PRINCIPAL ACCOUNTING POLICIES
Summary of Estimated Useful Lives

Laboratory equipment	3 to 10 years
Computer hardware	1 to 5 years
Software	1 to 5 years
Office furniture and equipment	5 years
Leasehold improvements	Lesser of useful life or lease term